Components of Provision for Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current tax expense:
Current tax expense	$ 36,154	$ 38,148	$ 28,526
Deferred expense/(benefit):
Deferred tax expense/(benefit)	3,157	(7,900)	(10,473)
Provision for income taxes	39,311	30,248	18,053
Impact on shareholders equity and other comprehensive income of the tax consequence of :
Excess tax benefit on stock compensation	(1,905)	(2,404)	(1,651)
Currency impact on long term funding	3,574	178	87
Total	40,980	28,022	16,489
Ireland
Current tax expense:
Current tax expense	21,769	19,562	9,158
Deferred expense/(benefit):
Deferred tax expense/(benefit)	26	(1,178)	1,914
Provision for income taxes	21,795	18,384	11,073
United States
Current tax expense:
Current tax expense	684	7,891	14,492
Deferred expense/(benefit):
Deferred tax expense/(benefit)	2,896	(3,031)	(9,420)
Provision for income taxes	3,580	4,860	5,072
Other
Current tax expense:
Current tax expense	13,701	10,695	4,876
Deferred expense/(benefit):
Deferred tax expense/(benefit)	235	(3,691)	(2,967)
Provision for income taxes	$ 5,929	$ 4,149	$ 1,915